Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net revenues	$ 1,369,438	$ 1,247,414	$ 5,353,550	$ 4,279,243
Cost of services	324,673	306,347	1,277,126	822,790
Gross profit	1,044,765	941,067	4,076,424	3,456,453
Operating expenses:
Sales and marketing	202,766	226,775	775,073	361,395
General and administrative	416,178	278,657	1,184,446	1,167,839
Research and development	52,532	113,598	403,303	351,090
Total operating expenses	671,476	619,030	2,362,822	1,880,324
Income before income taxes	373,288	322,037	1,713,602	1,576,129
Provision for income tax	147,718	117,212	643,995	670,497
Net income	$ 225,570	$ 204,825	$ 1,069,607	$ 905,632
Net income per share:
Basic	$ 0.02	$ 0.01	$ 0.07	$ 0.07
Diluted	$ 0.01	$ 0.01	$ 0.07	$ 0.06
Weighted average common shares outstanding
Basic	14,790,565	13,841,500	14,412,183	13,773,566
Diluted	15,970,359	15,431,961	14,611,549	15,154,264